SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE-BASED COMPENSATION

Stock options

The Company adopted 2003 Stock Incentive Plan (the "2003 Plan"), 2004 Stock Incentive Option Plan (the "2004 Plan"), 2005 Stock Incentive Plan (the "2005 Plan"), 2006 Equity Incentive Plan (the "2006 Plan"), 2008 Equity Incentive Plan (the "2008 Plan"), 2009 Equity Incentive Plan (the "2009 Plan"), 2011 Share Incentive Plan (the "2011 Plan") and the Equity Incentive Plan specifically for Games segment (the "Link224 Inc. Plan") for the granting of stock options and incentive stock options to employees and executives to reward them for service to the Company and to provide incentives for future service.

On January 31, 2008, the Company's Board of Directors approved 60,312,000 shares for option grants under the 2008 Plan. The options were granted in two batches with the majority options to be vested over four years. For Batch I options, 25% will be vested on the first anniversary and the remaining will vest 1/36 monthly from the second year to the fourth year, whereas Batch II options will be vested evenly on monthly basis over the four years period. The stock options expire in 10 years from the date of grant. All the authorized 60,312,000 options were granted to employees and management in 2008.

On October 15, 2009, the Company's Board of Directors approved 39,064,000 shares for option grants under the 2009 Plan. The options will vest over three years where 25% of the options will vest on the grant date, 75% will vest evenly each subsequent calendar month through the three years. The stock options expire in 10 years from the date of grant. All the authorized 39,064,000 options were granted to employees and management in 2009.

On various dates from March to October 2010, the Company granted 3,980,630 stock options to certain employees and advisor at exercise price of $1.80 per share. The options will vest either (1) 100% immediately upon grant, (2) over two years where 50% of the options will vest at the end of the first year, 1/24 will vest at each of the monthly anniversary for the grant date from the second year or (3) over four years where 25% of the options will vest at the end of the first year, 1/36 of the remaining 75% will vest at each of the monthly anniversary for the grant date from the second year through the fourth year.

The exercise with promissory notes was considered as a modification to the share-based compensation arrangement but without an incremental compensation cost.

In January 2011, the Company granted 12,608,500 share options to certain employees and advisors at the exercise price of $1.2 per share, where 25% of the options were vested on December 31, 2011 and 1/36 of the remaining 75%will be vested at each of the monthly anniversary of the grant date since December 31, 2011 through the end of the fourth year.

In September 2011, the Company granted 519,000 share options to certain employees with the exercise price of $1.76 per share, where 25% of the options were vested on various defined vesting commencement date per the share option agreements and 1/36 of the remaining 75% will be vested at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year.

In December 2011, the Company granted 1,639,107 share options to certain employees with exercise price of $1.1 per share. For 60,000 share options of the total share options, 25% of the options were vested on November 9, 2012 and 1/36 of the remaining 75% will be vested at the ninth day of each calendar month after November 9, 2012 through the end of the fourth year. For 1,579,107 share options of the total share options, 25% of the options were vested on December 31, 2012 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2012 through the end of the fourth year.

On April 5, 2012, the Company issued 24,636,000 share options under the Company's 2011 share incentive plan to its executives, non-executives directors and employees with the exercise price of $1.82 per share. For 24,300,000 share options of the total share options, 25% of the options will be vested on April 4, 2013 and 1/36 of the remaining 75% will be vested at the fourth day of each calendar month after April 4, 2013 through the end of the fourth year. For 240,000 share options of the total share options, 25% of the options will be vested on February 28, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after February 28, 2013 through the end of the fourth year. For 90,000 share options of the total share options, 25% of the options will be vested on January 8, 2013 and 1/36 of the remaining 75% will be vested at the eighth day of each calendar month after January 8, 2013 through the end of the fourth year. For 6,000 share options of the total share options, 25% of the options will be vested on March 18, 2013 and 1/36 of the remaining 75% will be vested at the eighteenth day of each calendar month after March 18, 2013 through the end of the fourth year. The Company has determined the fair value of the options was $26,638 on the grant date, which will be recognized as a share-based compensation cost in the consolidated statements of operations in the next four years on a straight line basis.

On April 30, 2012, the Company granted 300,000 share options to a new director appointed by the Board of Directors, the Company's independent director, with exercise price of $2.03 per share, where 25% of the options will be vested on May 1, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after May 1, 2013 through the end of the fourth year.

In June, 2012, the Company granted 300,000 share options to another new director appointed by the Board of Directors, the Company's independent director, with exercise price of $1.486 per share, where 25% of the options will be vested on June 14, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after June 14, 2013 through the end of the fourth year.

In December, 2012, the Company granted 3,503,400 share options to certain employees with exercise price of $1.1 per share, where 25% of the options will be vested on December 31, 2013 and 1/36 of the remaining 75% will be vested at the end of each calendar month after December 31, 2013 through the end of the fourth year.

On December 28, 2012, the Company modified the exercise price of the outstanding share options granted from $4.00 per ADS to $3.30 per ADS, which is the closing price of the Company's ADS on the modification date. The eligible outstanding options for this modification as of December 31, 2012 totaled at 27,480,309. The total incremental cost as a result of the modification was $4,281, of which $949, $1,063 and $1,063 were recognized as share-based compensation expense for the years ended December 31, 2012, 2013 and 2014, respectively, and the remaining will be recognized over the expected requisite service period.

On March 22, 2013, the Company granted 9,867,000 share options to certain employees with exercise price of $0.983 per share, where 25% of the options will be vested on March 21, 2014 and 1/36 of the remaining 75% will be vested at the 21st day of each calendar month after March 21, 2014 through the end of the fourth year.

On April 1, 2013, Link 224 Inc, a subsidiary of the Company, granted 11,630,000 share options to certain employees with exercise price of $0.01 per share, where 25% of the options will be vested on December 31, 2013 and 1/36 of the remaining 75% will be vested at the last day of each calendar month subsequent to January 1, 2014 through the end of the fourth year.

On May 17, 2013, the Company granted 3,060,000 share options to certain employees with exercise price of $0.95 per share, where 25% of the options will be vested on May 16, 2014 and 1/36 of the remaining 75% will be vested at the 16th day of each calendar month after May 16, 2014 through the end of the fourth year.

On August 30, 2013, the Company granted 600,000 share options to certain employees with exercise price of $1.087 per share, where 25% of the options will be vested on August 30, 2014 and 1/36 of the remaining 75% will be vested at the 16th day of each calendar month after August 30, 2014 through the end of the fourth year.

On October 25, 2013, the Company cancelled 187,600 options that were granted in several batches to the selected employees in Nuomi with weighted average exercise price of $1.15. This cancellation resulted in an immediate recognition of share-based compensation expenses of $425 in the year ended December 31, 2013.

On December 2, 2013, the Company granted 2,755,500 share options to certain employees with exercise price of $0.94 per share, where 25% of the options will be vested on December 2, 2014 and 1/36 of the remaining 75% will be vested at the 1st day of each calendar month after December 2, 2014 through the end of the fourth year.

On May 19, 2014, the Company granted 69,593,691 share options to certain employees with exercise price of $1.097 per share. Amongst, 34,796,847 shares were under agreement where 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year; 34,796,844 were under conditional option agreement where (1) 100% of the options shall be forfeited on May 19, 2017 unless the average closing price of one ADS of the Company during any 30-day period beginning on or after May 19, 2014 and ending on or before May 19, 2017 is US$6.00 or higher, and (2) 25% of the options will be vested on May 19, 2015 and 1/36 of the remaining 75% will be vested at the 18th day of each calendar month after May 19, 2015 through the end of the fourth year, however, that any conditional management options shall not be vested until the end of said 30-day period.

On December 29, 2014, the Company's Compensation Committee approved to reduce the exercise price for all outstanding options previously granted by the Company with an exercise price higher than $0.873 per ordinary share to $0.873 per share. This action was accounted for as a share option modification and required the remeasurement of these share options. This remeasurement resulted in a total incremental share-based compensation of $6,350, of which $3,678 was recognized in 2014 for the vested share options and the remaining will be recognized ratably over the remaining vesting period of the awards.

Excluding the options containing market and service vesting conditions, the Company calculated the estimated fair value of the options on the respective grant dates using Black-Scholes option pricing model or binomial option pricing model with assistance from independent valuation firms, with the following assumptions used in 2012, 2013 and 2014.

	Years ended December 31,
	2012	2013	2014
	Using Black- Scholes model	Using binomial model	Using binomial model
Risk-free interest rate	1.28~1.93%	2.0~2.9%	2.6%
Volatility	53%~64%	55%~57%	54%
Expected term (in years)	5.96~6.08	10	10
Exercise price	$1.10~$2.03	$0.01~$1.087	$1.097
Dividend yield	-	-	-

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options

(3)	Expected term

For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics.

For the options granted to non-employees, the Company estimated the expected term as the original contractual term.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Company's board of directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the Company's ordinary shares on the grant date was used.

For the options containing market and service vesting conditions, the Company estimated the fair value and derived service period of these options using a Monte Carlo simulation pricing model. The calculation was based on the exercise price of $1.097 per ordinary share, the stock price of $2.60, annual risk free rate of 2.197%, volatility of 52% and a term of 10 years.

The aggregate intrinsic value was calculated as the difference between the exercise price of the underlying awards and the closing stock price of $1.15, $1.02, and $0.84 of the Company's ordinary share on December 31, 2012, 2013 and 2014, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2012, 2013 and 2014 were $14,848, $15,964, and $7,451 respectively.

The following table summarizes information with respect to share options outstanding as of December 31, 2014:

	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	8,606,881	5.46	$0.10	$6,303	8,315,816	5.37	$0.11	$6,062
$0.2~$0.3	1,043,880	1.79	$0.23	$635	1,043,871	1.79	$0.23	$635
$0.35~$0.38	1,068,502	2.78	$0.36	$513	1,068,492	2.78	$0.36	$513
$0.873~$1.2	107,128,743	8.70	$0.87	$-	23,722,206	7.26	$0.87	$-
	117,848,006			$7,451	34,150,385			$7,210

		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value

Balance, January 1, 2013	70,502,943	$0.71
Granted	27,912,500	$0.57	1.11
Exercised	(18,583,733)	$0.22	0.14
Forfeited	(8,852,585)	$0.85	0.92
Balance, December 31, 2013	70,979,125	$0.77	0.86
Granted	69,593,691	$0.87	0.55
Exercised	(7,477,739)	$0.32	0.24
Forfeited	(15,247,071)	$0.52	1.13
Balance, December 31, 2014	117,848,006	$0.81	0.68
Exercisable, December 31, 2014	34,150,385	$0.65
Expected to vest, December 31, 2014	83,697,621	$0.87

For employee stock options, the Company recorded share-based compensation from continuing operations of $8,966, $13,788, and $19,059 and from discontinued operations of $282, $649 and $nil for the years ended December 31, 2012, 2013, and 2014, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

For non-employee options, the Company recorded share-based compensation from continuing operations of $694, $721, and $614 and from discontinued operations of $nil for the years ended December 31, 2012, 2013, and 2014, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2014, there was $52,077 unrecognized share-based compensation expense relating to share options. This amount is expected to be recognized over a weighted-average vesting period of 3.10 years.

In September 2011, the Company granted 60,000 restricted Class A ordinary shares to an employee under 2009 Equity Incentive Plan. 25% of the total restricted shares will vest on August 31, 2012 and thereafter the remaining 75% will vest at the ending of each calendar month subsequent to September 1, 2012.

In December 2011, the Company granted 3,750,000 restricted Class A ordinary shares to employees under 2009 Equity Incentive Plan. 25% of the restricted shares will vest on the first anniversary of the vesting commencement date as of October 26, 2012 and thereafter the remaining 75% will vest at the 26th day of each calendar month subsequent to October 26, 2012.

In March 2013, the Company granted 168,000 restricted Class A ordinary shares to employees under 2011 Equity Incentive Plan. 25% of the restricted shares will vest on the first anniversary of the vesting commencement date as of March 22, 2014, and the remaining 75% will vest at the 21st day of each calendar month subsequent to March 22, 2014.

On May 19, 2014, the Company granted 8,035,500 restricted Class A ordinary shares to employees under 2011 Equity Incentive Plan. Amongst, 874,500 shares were under agreement where 25% of the nonvested restricted shares will vest on the first anniversary of the vesting commencement date as of May 18th, 2015, and the remaining 75% will vest at the 18 day of each calendar month subsequent to May 18th, 2015; 7,161,000 shares were under agreement where one-forty eighth (1/48) of the nonvested restricted shares will vest at the 18th day of each calendar month subsequent to May 19th, 2014.

On July 17, 2014, the Company granted 78,000 restricted Class A ordinary shares to employees under 2011 Equity Incentive Plan. Amongst, 60,000 shares were under agreement where one-forty eighth (1/48) of the nonvested restricted shares will vest at the 16th day of each calendar month subsequent to July 17th, 2014; 18,000 shares were under agreement where 25% of the nonvested restricted shares will vest on the first anniversary of the vesting commencement date as of July 16th, 2015, and the remaining 75% will vest at the 16th day of each calendar month subsequent to July 16th, 2015.

On October 17, 2014, the Company granted 1,144,035 restricted Class A ordinary shares to employees under 2011 Equity Incentive Plan. Amongst, 652,500 shares were under agreement where one-forty eighth (1/48) of the nonvested restricted shares will vest at the 16th day of each calendar month subsequent to October 17th, 2014; 237,000 shares were under agreement where 25% of the nonvested restricted shares will vest on the first anniversary of the vesting commencement date as of October 16th, 2015, and the remaining 75% will vest at the 16th day of each calendar month subsequent to October 16th, 2015; 254,535 shares were vested immediately after granted.

Immediately before the disposition of Qianjun Technology in November 2014 (see Note 4.3), the Company accelerated the vesting of the nonvested restricted shares that were previously granted to Qianjun Technology's employees to fully vest. As a result, the Company recorded incremental share-based compensation expenses of $1,955, which was considered as disposition-related cost and recorded as a deduction of the gain on deconsolidation of the subsidiaries.

A summary of the nonvested restricted shares activity is as follows:

	Weighted	Weighted
	number of	average fair value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates

Outstanding as of December 31, 2012	2,566,776	1.11
Granted	168,000	0.98
Vested	(887,799)	1.11
Forfeited	(82,827)	1.10
Outstanding as of December 31, 2013	1,764,150	1.10
Granted	9,257,535	1.10
Vested	(3,314,997)	1.09
Forfeited	(1,993,695)	1.10
Outstanding as of December 31, 2014	5,712,993	1.10

The Company recorded compensation expenses based on the fair value of nonvested restricted shares on the grant dates over the requisite service period of award using the straight line vesting attribution method. The fair value of the nonvested restricted shares on the grant date was the closing market price of the ordinary shares as of the date. For nonvested restricted share granted in 2014, the fair values at the dates of grant were $1.097, $1.103, and $1.060 per share. The Company recorded the compensation expenses related with nonvested restricted shares from continuing operations of $27, $25 and $1,196 and from discontinued operations of $928, $955 and $2,735 for the years ended December 31, 2012, 2013 and 2014, respectively.

There was total unrecognized compensation expense of $6,989 related to nonvested restricted shares granted as of December 31, 2014. The expense is expected to be recognized over a weighted-average period of 3.44 years.

The amount of share-based compensation expense for options and nonvested restricted shares attributable to cost of revenues, selling and marketing, research and development, general and administrative expenses and loss from the operations of the discontinued operations are as follows:

	Years ended December 31,
	2012	2013	2014

Gross amount:
Cost of revenues	$-	$184	$83
Selling and marketing	356	155	201
Research and development	1,511	889	1,072
General and administrative	7,820	13,306	19,513
	9,687	14,534	20,869
Expense from the discontinued operations	1,210	1,604	2,735
Total share-based compensation expense	$10,897	$16,138	$23,604

There was no income tax benefit recognized in the statements of operations for share-based compensation for the years ended December 31, 2012, 2013 and 2014.